Investment Risks	Oct. 31, 2026
WBI Fundamental Factors Hedged ETF | Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Position Risk - If the Fund invests all or a substantial portion of its assets in cash or cash equivalents for extended periods of time, including when it is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective as the limited returns of cash or cash equivalents may lag other investment instruments.

WBI Fundamental Factors Hedged ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk - An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment process and strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment process and strategies, including its models, stop loss and goal-setting process, do not produce the expected results, the market value or NAV of the Shares would decrease.

WBI Fundamental Factors Hedged ETF | Quantitative Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Quantitative Model Risk - While the Fund’s principal investment strategy utilizes various quantitative models, the Fund’s portfolio managers exercise discretion with respect to portfolio transactions. To the extent various proprietary quantitative or investment models are used, securities or other financial instruments selected may perform differently than expected, or from the market as a whole, as a result of a quantitative model’s component factors, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction, implementation and maintenance of the models (e.g., data problems, software issues, etc.). There can be no assurance that a quantitative model will achieve its objective or that the methodology employed by an investment strategy will eliminate exposure to downward trends and/or volatility in the markets or provide immediate exposure to upward trends and/or volatility in the markets.

WBI Fundamental Factors Hedged ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which can negatively affect the Fund’s performance.

WBI Fundamental Factors Hedged ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

WBI Fundamental Factors Hedged ETF | Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Sized Companies Risk - Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small- and medium-capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

WBI Fundamental Factors Hedged ETF | Growth Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth Risk - Growth companies are companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies (or “growth securities”) have market values that may be more volatile than those of other types of investments. Growth securities typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses. The Fund’s investments in stocks of growth companies may cause the share price of the Fund to be more volatile than the prices of funds that do not invest primarily in growth stocks. During periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities.

WBI Fundamental Factors Hedged ETF | Value Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Risk - Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time or may never realize their expected potential value. The Fund’s investments in value stocks may cause the Fund to underperform funds that do not invest predominantly in value stocks during periods when value stocks underperform other types of stocks.

WBI Fundamental Factors Hedged ETF | Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Market Securities Risk - Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid, as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

WBI Fundamental Factors Hedged ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk - The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. Additionally, debt securities with longer durations are expected to experience greater price movements than securities with shorter durations for the same change in prevailing interest rates. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high- yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

WBI Fundamental Factors Hedged ETF | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High-Yield Securities Risk - The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security and changes in value based on public perception of the issuer. High-yield securities are inherently speculative.

WBI Fundamental Factors Hedged ETF | Fundamental Business Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fundamental Business Risk - Companies with apparently attractive financial conditions and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

WBI Fundamental Factors Hedged ETF | Exchange-Traded Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Note Risk - The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

WBI Fundamental Factors Hedged ETF | Fluctuation Of Net Asset Value Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fluctuation of Net Asset Value - The NAV of the Shares will fluctuate with changes in market value of the Fund’s holdings.
WBI Fundamental Factors Hedged ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk - Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor, and the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, APs or issuers of securities in which the Fund invests.

WBI Fundamental Factors Hedged ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.

WBI Fundamental Factors Hedged ETF | Equity Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs. By writing put options on equity securities, the Fund would give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

WBI Fundamental Factors Hedged ETF | Dividend Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend Risk - To the extent that the Fund invests in dividend-paying equities, the Fund may underperform funds that do not invest in dividend-paying equities during periods when dividend-paying equities underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

WBI Fundamental Factors Hedged ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk - Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to complex tax qualification and compliance rules. In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

WBI Fundamental Factors Hedged ETF | ETF And Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF and Other Investment Companies Risk - When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

WBI Fundamental Factors Hedged ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk - The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

WBI Fundamental Factors Hedged ETF | Master Limited Partnership Risk Member
Prospectus [Line Items]
Risk [Text Block]
Master Limited Partnership Risk - Investing in MLPs entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities, and other adverse energy market conditions.

WBI Fundamental Factors Hedged ETF | Active ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active ETF Risk - There is no obligation by any market maker to make a market in the Fund’s shares or by any AP to submit creation or redemption orders. Decisions by market makers or APs to reduce or step away from the Fund in a time of market stress could inhibit the arbitrage process by which a relationship between the Fund’s NAV per share and the market trading prices of the shares is maintained. Thus, reduced effectiveness of the arbitrage function could result in Fund shares trading at a discount to NAV per share and also with greater than normal intra-day bid/ask spreads.

WBI Fundamental Factors Hedged ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk - The Fund has a limited number of financial institutions that may act as APs to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, there may be a significantly diminished trading market for the Fund’s Shares and such Shares may trade at a discount to NAV and possibly face de-listing.

WBI Fundamental Factors Hedged ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk - Either the stock market as a whole or the value of an investment held by the Fund may go down, resulting in a decrease in the market value or NAV of the Shares. For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Local, regional or global events such as war, acts of terrorism, sanctions, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

WBI Fundamental Factors Hedged ETF | Trading Price Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Price Risk - Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

WBI Fundamental Factors Hedged ETF | Shares Are Not Individually Redeemable Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares are Not Individually Redeemable - Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

WBI Fundamental Factors Hedged ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money in the Fund.
WBI Fundamental Factors Hedged ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency, and may lose value.
WBI Income Generators Hedged ETF | Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Position Risk - If the Fund invests all or a substantial portion of its assets in cash or cash equivalents for extended periods of time, including when it is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective as the limited returns of cash or cash equivalents may lag other investment instruments.
WBI Income Generators Hedged ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk - An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment process and strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment process and strategies, including its models, stop loss and goal-setting process, do not produce the expected results, the market value or NAV of the Shares would decrease.

WBI Income Generators Hedged ETF | Quantitative Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Quantitative Model Risk - While the Fund’s principal investment strategy utilizes various quantitative models, the Fund’s portfolio managers exercise discretion with respect to portfolio transactions. To the extent various proprietary quantitative or investment models are used, securities or other financial instruments selected may perform differently than expected, or from the market as a whole, as a result of a quantitative model’s component factors, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction, implementation and maintenance of the models (e.g., data problems, software issues, etc.). There can be no assurance that a quantitative model will achieve its objective or that the methodology employed by an investment strategy will eliminate exposure to downward trends and/or volatility in the markets or provide immediate exposure to upward trends and/or volatility in the markets.

WBI Income Generators Hedged ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which can negatively affect the Fund’s performance.

WBI Income Generators Hedged ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

WBI Income Generators Hedged ETF | Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Sized Companies Risk - Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small- and medium-capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

WBI Income Generators Hedged ETF | Growth Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth Risk - Growth companies are companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies (or “growth securities”) have market values that may be more volatile than those of other types of investments. Growth securities typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses. The Fund’s investments in stocks of growth companies may cause the share price of the Fund to be more volatile than the prices of funds that do not invest primarily in growth stocks. During periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities.

WBI Income Generators Hedged ETF | Value Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Risk - Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time or may never realize their expected potential value. The Fund’s investments in value stocks may cause the Fund to underperform funds that do not invest predominantly in value stocks during periods when value stocks underperform other types of stocks.

WBI Income Generators Hedged ETF | Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Market Securities Risk - Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid, as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

WBI Income Generators Hedged ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk - The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. Additionally, debt securities with longer durations are expected to experience greater price movements than securities with shorter durations for the same change in prevailing interest rates. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high- yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

WBI Income Generators Hedged ETF | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High-Yield Securities Risk - The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security and changes in value based on public perception of the issuer. High-yield securities are inherently speculative.

WBI Income Generators Hedged ETF | Fundamental Business Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fundamental Business Risk - Companies with apparently attractive financial conditions and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

WBI Income Generators Hedged ETF | Exchange-Traded Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Note Risk - The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

WBI Income Generators Hedged ETF | Fluctuation Of Net Asset Value Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fluctuation of Net Asset Value - The NAV of the Shares will fluctuate with changes in market value of the Fund’s holdings.
WBI Income Generators Hedged ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk - Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor, and the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, APs or issuers of securities in which the Fund invests.

WBI Income Generators Hedged ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.

WBI Income Generators Hedged ETF | Equity Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs. By writing put options on equity securities, the Fund would give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

WBI Income Generators Hedged ETF | Dividend Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend Risk - To the extent that the Fund invests in dividend-paying equities, the Fund may underperform funds that do not invest in dividend-paying equities during periods when dividend-paying equities underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

WBI Income Generators Hedged ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk - Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to complex tax qualification and compliance rules. In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

WBI Income Generators Hedged ETF | ETF And Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF and Other Investment Companies Risk - When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

WBI Income Generators Hedged ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk - The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

WBI Income Generators Hedged ETF | Master Limited Partnership Risk Member
Prospectus [Line Items]
Risk [Text Block]
Master Limited Partnership Risk - Investing in MLPs entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities, and other adverse energy market conditions.

WBI Income Generators Hedged ETF | Active ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active ETF Risk - There is no obligation by any market maker to make a market in the Fund’s shares or by any AP to submit creation or redemption orders. Decisions by market makers or APs to reduce or step away from the Fund in a time of market stress could inhibit the arbitrage process by which a relationship between the Fund’s NAV per share and the market trading prices of the shares is maintained. Thus, reduced effectiveness of the arbitrage function could result in Fund shares trading at a discount to NAV per share and also with greater than normal intra-day bid/ask spreads.

WBI Income Generators Hedged ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk - The Fund has a limited number of financial institutions that may act as APs to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, there may be a significantly diminished trading market for the Fund’s Shares and such Shares may trade at a discount to NAV and possibly face de-listing.

WBI Income Generators Hedged ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk - Either the stock market as a whole or the value of an investment held by the Fund may go down, resulting in a decrease in the market value or NAV of the Shares. For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Local, regional or global events such as war, acts of terrorism, sanctions, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

WBI Income Generators Hedged ETF | Trading Price Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Price Risk - Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

WBI Income Generators Hedged ETF | Shares Are Not Individually Redeemable Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares are Not Individually Redeemable - Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

WBI Income Generators Hedged ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money in the Fund.
WBI Income Generators Hedged ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency, and may lose value.
WBI Trend Leaders Hedged ETF | Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Position Risk - If the Fund invests all or a substantial portion of its assets in cash or cash equivalents for extended periods of time, including when it is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective as the limited returns of cash or cash equivalents may lag other investment instruments.

WBI Trend Leaders Hedged ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk - An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment process and strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment process and strategies, including its models, stop loss and goal-setting process, do not produce the expected results, the market value or NAV of the Shares would decrease.

WBI Trend Leaders Hedged ETF | Quantitative Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Quantitative Model Risk - While the Fund’s principal investment strategy utilizes various quantitative models, the Fund’s portfolio managers exercise discretion with respect to portfolio transactions. To the extent various proprietary quantitative or investment models are used, securities or other financial instruments selected may perform differently than expected, or from the market as a whole, as a result of a quantitative model’s component factors, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction, implementation and maintenance of the models (e.g., data problems, software issues, etc.). There can be no assurance that a quantitative model will achieve its objective or that the methodology employed by an investment strategy will eliminate exposure to downward trends and/or volatility in the markets or provide immediate exposure to upward trends and/or volatility in the markets.

WBI Trend Leaders Hedged ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which can negatively affect the Fund’s performance.

WBI Trend Leaders Hedged ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

WBI Trend Leaders Hedged ETF | Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Sized Companies Risk - Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small- and medium-capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

WBI Trend Leaders Hedged ETF | Growth Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth Risk - Growth companies are companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies (or “growth securities”) have market values that may be more volatile than those of other types of investments. Growth securities typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses. The Fund’s investments in stocks of growth companies may cause the share price of the Fund to be more volatile than the prices of funds that do not invest primarily in growth stocks. During periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities.

WBI Trend Leaders Hedged ETF | Value Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Risk - Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time or may never realize their expected potential value. The Fund’s investments in value stocks may cause the Fund to underperform funds that do not invest predominantly in value stocks during periods when value stocks underperform other types of stocks.

WBI Trend Leaders Hedged ETF | Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Market Securities Risk - Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid, as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

WBI Trend Leaders Hedged ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk - The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. Additionally, debt securities with longer durations are expected to experience greater price movements than securities with shorter durations for the same change in prevailing interest rates. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high- yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

WBI Trend Leaders Hedged ETF | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High-Yield Securities Risk - The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security and changes in value based on public perception of the issuer. High-yield securities are inherently speculative.

WBI Trend Leaders Hedged ETF | Fundamental Business Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fundamental Business Risk - Companies with apparently attractive financial conditions and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

WBI Trend Leaders Hedged ETF | Exchange-Traded Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Note Risk - The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

WBI Trend Leaders Hedged ETF | Fluctuation Of Net Asset Value Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fluctuation of Net Asset Value - The NAV of the Shares will fluctuate with changes in market value of the Fund’s holdings.
WBI Trend Leaders Hedged ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk - Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor, and the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, APs or issuers of securities in which the Fund invests.

WBI Trend Leaders Hedged ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.

WBI Trend Leaders Hedged ETF | Equity Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs. By writing put options on equity securities, the Fund would give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

WBI Trend Leaders Hedged ETF | Dividend Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend Risk - To the extent that the Fund invests in dividend-paying equities, the Fund may underperform funds that do not invest in dividend-paying equities during periods when dividend-paying equities underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

WBI Trend Leaders Hedged ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk - Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to complex tax qualification and compliance rules. In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

WBI Trend Leaders Hedged ETF | ETF And Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF and Other Investment Companies Risk - When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

WBI Trend Leaders Hedged ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk - The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

WBI Trend Leaders Hedged ETF | Master Limited Partnership Risk Member
Prospectus [Line Items]
Risk [Text Block]
Master Limited Partnership Risk - Investing in MLPs entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities, and other adverse energy market conditions.

WBI Trend Leaders Hedged ETF | Active ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active ETF Risk - There is no obligation by any market maker to make a market in the Fund’s shares or by any AP to submit creation or redemption orders. Decisions by market makers or APs to reduce or step away from the Fund in a time of market stress could inhibit the arbitrage process by which a relationship between the Fund’s NAV per share and the market trading prices of the shares is maintained. Thus, reduced effectiveness of the arbitrage function could result in Fund shares trading at a discount to NAV per share and also with greater than normal intra-day bid/ask spreads.

WBI Trend Leaders Hedged ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk - The Fund has a limited number of financial institutions that may act as APs to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, there may be a significantly diminished trading market for the Fund’s Shares and such Shares may trade at a discount to NAV and possibly face de-listing.

WBI Trend Leaders Hedged ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk - Either the stock market as a whole or the value of an investment held by the Fund may go down, resulting in a decrease in the market value or NAV of the Shares. For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Local, regional or global events such as war, acts of terrorism, sanctions, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

WBI Trend Leaders Hedged ETF | Trading Price Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Price Risk - Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

WBI Trend Leaders Hedged ETF | Shares Are Not Individually Redeemable Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares are Not Individually Redeemable - Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

WBI Trend Leaders Hedged ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money in the Fund.
WBI Trend Leaders Hedged ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency, and may lose value.
WBI Power Factor® High Dividend ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk - As the Fund may not fully replicate the Underlying Index or may, in certain circumstances, use a representative sampling strategy, it is subject to the risk that the Sub-Advisor’s investment strategy may not produce the intended results.

WBI Power Factor® High Dividend ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which can negatively affect the Fund’s performance.

WBI Power Factor® High Dividend ETF | Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Sized Companies Risk - Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small- and medium-capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

WBI Power Factor® High Dividend ETF | Value Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Risk - Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time or may never realize their expected potential value. The Fund’s investments in value stocks may cause the Fund to underperform funds that do not invest predominantly in value stocks during periods when value stocks underperform other types of stocks.

WBI Power Factor® High Dividend ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk - Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor, and the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, APs or issuers of securities in which the Fund invests.

WBI Power Factor® High Dividend ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.

WBI Power Factor® High Dividend ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk - The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

WBI Power Factor® High Dividend ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk - The Fund has a limited number of financial institutions that may act as APs to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, there may be a significantly diminished trading market for the Fund’s Shares and such Shares may trade at a discount to NAV and possibly face de-listing.

WBI Power Factor® High Dividend ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk - Either the stock market as a whole or the value of an investment held by the Fund may go down, resulting in a decrease in the market value or NAV of the Shares. For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Local, regional or global events such as war, acts of terrorism, sanctions, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

WBI Power Factor® High Dividend ETF | Trading Price Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Price Risk - Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

WBI Power Factor® High Dividend ETF | Shares Are Not Individually Redeemable Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares are Not Individually Redeemable - Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

WBI Power Factor® High Dividend ETF | Calculation Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]
Calculation Methodology Risk - The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Index Provider, the Advisor, the Sub-Advisor, nor the Fund can offer assurances that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

WBI Power Factor® High Dividend ETF | Index-Related Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk - There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

WBI Power Factor® High Dividend ETF | Investable Universe Of Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investable Universe of Companies Risk - The investable universe of companies in which the Fund may invest may be limited. If a company no longer meets the Index Provider’s criteria for inclusion in the Underlying Index, the Fund may need to reduce or eliminate its holdings in that company. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s overall portfolio holdings and on Fund performance.

WBI Power Factor® High Dividend ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk - The Fund is not actively-managed and the Sub-Advisor does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

WBI Power Factor® High Dividend ETF | High Dividend Yield Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Dividend Yield Stocks Risk - High yielding stocks are often speculative, high risk investments. These companies can be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance. Companies with high dividend yields are often sensitive to changes in interest rates. Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.

WBI Power Factor® High Dividend ETF | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk - Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline and thus have an adverse effect on the Fund’s performance.

WBI Power Factor® High Dividend ETF | Premium/Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount Risk - Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to net asset value (“NAV”). If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

WBI Power Factor® High Dividend ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk - The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

WBI Power Factor® High Dividend ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk - The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

WBI Power Factor® High Dividend ETF | Secondary Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Secondary Market Trading Risk - Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although Shares are expected to be listed on NYSE, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on NYSE may be halted.

WBI Power Factor® High Dividend ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk - The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Underlying Index (and, therefore, the Fund’s investments) is concentrated in the securities of a particular issuer or issuers, country, region, market, industry, group of industries, sector or asset class. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy.

WBI Power Factor® High Dividend ETF | Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States - The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens, its financial markets decline, or interest rates increase, may have an adverse effect on the securities to which the Fund has exposure.

WBI Power Factor® High Dividend ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money in the Fund.
WBI Power Factor® High Dividend ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency, and may lose value.
WBI BullBear Trend Switch US 1000 ETF | Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Position Risk - If the Fund invests all or a substantial portion of its assets in cash or cash equivalents for extended periods of time, including when it is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective as the limited returns of cash or cash equivalents may lag other investment instruments.

WBI BullBear Trend Switch US 1000 ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk - An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment process and strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment process and strategies, including its models, stop loss and goal-setting process, do not produce the expected results, the market value or net asset value (“NAV”) of the Shares would decrease.

WBI BullBear Trend Switch US 1000 ETF | Quantitative Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Quantitative Model Risk - While the Fund’s principal investment strategy utilizes various quantitative models, the Fund’s portfolio managers exercise discretion with respect to portfolio transactions. To the extent various proprietary quantitative or investment models are used, securities or other financial instruments selected may perform differently than expected, or from the market as a whole, as a result of a quantitative model’s component factors, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction, implementation and maintenance of the models (e.g., data problems, software issues, etc.). There can be no assurance that a quantitative model will achieve its objective or that the methodology employed by an investment strategy will eliminate exposure to downward trends and/or volatility in the markets or provide immediate exposure to upward trends and/or volatility in the markets.

WBI BullBear Trend Switch US 1000 ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which can negatively affect the Fund’s performance.

WBI BullBear Trend Switch US 1000 ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

WBI BullBear Trend Switch US 1000 ETF | Fundamental Business Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fundamental Business Risk - Companies with apparently attractive financial conditions and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

WBI BullBear Trend Switch US 1000 ETF | Exchange-Traded Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Note Risk - The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

WBI BullBear Trend Switch US 1000 ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk - Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor, and the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, APs or issuers of securities in which the Fund invests.

WBI BullBear Trend Switch US 1000 ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.

WBI BullBear Trend Switch US 1000 ETF | Equity Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs. By writing put options on equity securities, the Fund would give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

WBI BullBear Trend Switch US 1000 ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk - Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to complex tax qualification and compliance rules. In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

WBI BullBear Trend Switch US 1000 ETF | ETF And Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF and Other Investment Companies Risk - When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

WBI BullBear Trend Switch US 1000 ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk - The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

WBI BullBear Trend Switch US 1000 ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk - The Fund has a limited number of financial institutions that may act as APs to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, there may be a significantly diminished trading market for the Fund’s Shares and such Shares may trade at a discount to NAV and possibly face de-listing.

WBI BullBear Trend Switch US 1000 ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk - Either the stock market as a whole or the value of an investment held by the Fund may go down, resulting in a decrease in the market value or NAV of the Shares. For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Local, regional or global events such as war, acts of terrorism, sanctions, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

WBI BullBear Trend Switch US 1000 ETF | Trading Price Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Price Risk - Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

WBI BullBear Trend Switch US 1000 ETF | Shares Are Not Individually Redeemable Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares are Not Individually Redeemable - Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

WBI BullBear Trend Switch US 1000 ETF | Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk - The prices of bonds in the Fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and medium-sized companies. The Fund may invest in securities, directly or indirectly, that are susceptible to specific investment risks.

WBI BullBear Trend Switch US 1000 ETF | Trend Lag Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trend Lag Risk - Trend indicator signal changes pursuant to which Fund exposure and investments are determined, are designed to become effective in the Fund the business day following the indicator signal. As a result of this, the Fund may be exposed to downward trends and/or market volatility and may not achieve immediate exposure to upward trends and/or market volatility.

WBI BullBear Trend Switch US 1000 ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk - A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in futures contracts, swap agreements, forward contracts and options on securities, indices, and futures contracts. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
WBI BullBear Trend Switch US 1000 ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk - Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the OTC derivatives transactions. In those instances, another ETF holding such derivatives (in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

WBI BullBear Trend Switch US 1000 ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risk - The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the U.S. will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

WBI BullBear Trend Switch US 1000 ETF | Shares Of The Fund May Trade At Prices Other Than Nav Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV - There is no obligation by any market maker to make a market in the Fund’s shares or by any AP to submit creation or redemption orders. Decisions by market makers or APs to reduce or step away from the Fund in a time of market stress could inhibit the arbitrage process by which a relationship between the Fund’s NAV per share and the market trading price of the shares is maintained. Thus, reduced effectiveness of the arbitrage function could result in Fund shares trading at a discount to NAV per share and also with greater than normal intra-day bid/ask spreads.

WBI BullBear Trend Switch US 1000 ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money in the Fund.
WBI BullBear Trend Switch US 1000 ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency, and may lose value.
WBI BullBear Trend Switch US 2000 ETF | Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Position Risk - If the Fund invests all or a substantial portion of its assets in cash or cash equivalents for extended periods of time, including when it is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective as the limited returns of cash or cash equivalents may lag other investment instruments.

WBI BullBear Trend Switch US 2000 ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk - An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment process and strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment process and strategies, including its models, stop loss and goal-setting process, do not produce the expected results, the market value or net asset value (“NAV”) of the Shares would decrease.

WBI BullBear Trend Switch US 2000 ETF | Quantitative Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Quantitative Model Risk - While the Fund’s principal investment strategy utilizes various quantitative models, the Fund’s portfolio managers exercise discretion with respect to portfolio transactions. To the extent various proprietary quantitative or investment models are used, securities or other financial instruments selected may perform differently than expected, or from the market as a whole, as a result of a quantitative model’s component factors, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction, implementation and maintenance of the models (e.g., data problems, software issues, etc.). There can be no assurance that a quantitative model will achieve its objective or that the methodology employed by an investment strategy will eliminate exposure to downward trends and/or volatility in the markets or provide immediate exposure to upward trends and/or volatility in the markets.

WBI BullBear Trend Switch US 2000 ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which can negatively affect the Fund’s performance.

WBI BullBear Trend Switch US 2000 ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

WBI BullBear Trend Switch US 2000 ETF | Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Sized Companies Risk - Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small- and medium-capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

WBI BullBear Trend Switch US 2000 ETF | Fundamental Business Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fundamental Business Risk - Companies with apparently attractive financial conditions and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

WBI BullBear Trend Switch US 2000 ETF | Exchange-Traded Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Note Risk - The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

WBI BullBear Trend Switch US 2000 ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk - Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor, and the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, APs or issuers of securities in which the Fund invests.

WBI BullBear Trend Switch US 2000 ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.

WBI BullBear Trend Switch US 2000 ETF | Equity Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs. By writing put options on equity securities, the Fund would give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

WBI BullBear Trend Switch US 2000 ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk - Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to complex tax qualification and compliance rules. In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

WBI BullBear Trend Switch US 2000 ETF | ETF And Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF and Other Investment Companies Risk - When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

WBI BullBear Trend Switch US 2000 ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk - The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

WBI BullBear Trend Switch US 2000 ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk - The Fund has a limited number of financial institutions that may act as APs to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, there may be a significantly diminished trading market for the Fund’s Shares and such Shares may trade at a discount to NAV and possibly face de-listing.

WBI BullBear Trend Switch US 2000 ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk - Either the stock market as a whole or the value of an investment held by the Fund may go down, resulting in a decrease in the market value or NAV of the Shares. For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Local, regional or global events such as war, acts of terrorism, sanctions, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

WBI BullBear Trend Switch US 2000 ETF | Trading Price Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Price Risk - Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

WBI BullBear Trend Switch US 2000 ETF | Shares Are Not Individually Redeemable Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares are Not Individually Redeemable - Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

WBI BullBear Trend Switch US 2000 ETF | Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk - The prices of bonds in the Fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and medium-sized companies. The Fund may invest in securities, directly or indirectly, that are susceptible to specific investment risks.

WBI BullBear Trend Switch US 2000 ETF | Trend Lag Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trend Lag Risk - Trend indicator signal changes pursuant to which Fund exposure and investments are determined, are designed to become effective in the Fund the business day following the indicator signal. As a result of this, the Fund may be exposed to downward trends and/or market volatility and may not achieve immediate exposure to upward trends and/or market volatility.

WBI BullBear Trend Switch US 2000 ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk - A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in futures contracts, swap agreements, forward contracts and options on securities, indices, and futures contracts. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
WBI BullBear Trend Switch US 2000 ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk - Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the OTC derivatives transactions. In those instances, another ETF holding such derivatives (in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

WBI BullBear Trend Switch US 2000 ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risk - The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the U.S. will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

WBI BullBear Trend Switch US 2000 ETF | Shares Of The Fund May Trade At Prices Other Than Nav Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV - There is no obligation by any market maker to make a market in the Fund’s shares or by any AP to submit creation or redemption orders. Decisions by market makers or APs to reduce or step away from the Fund in a time of market stress could inhibit the arbitrage process by which a relationship between the Fund’s NAV per share and the market trading price of the shares is maintained. Thus, reduced effectiveness of the arbitrage function could result in Fund shares trading at a discount to NAV per share and also with greater than normal intra-day bid/ask spreads.

WBI BullBear Trend Switch US 2000 ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money in the Fund.
WBI BullBear Trend Switch US 2000 ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency, and may lose value.
WBI BullBear Trend Switch US 1000 Total Return ETF | Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Position Risk - If the Fund invests all or a substantial portion of its assets in cash or cash equivalents for extended periods of time, including when it is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective as the limited returns of cash or cash equivalents may lag other investment instruments.

WBI BullBear Trend Switch US 1000 Total Return ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk - An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment process and strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment process and strategies, including its models, stop loss and goal-setting process, do not produce the expected results, the market value or net asset value (“NAV”) of the Shares would decrease.

WBI BullBear Trend Switch US 1000 Total Return ETF | Quantitative Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Quantitative Model Risk - While the Fund’s principal investment strategy utilizes various quantitative models, the Fund’s portfolio managers exercise discretion with respect to portfolio transactions. To the extent various proprietary quantitative or investment models are used, securities or other financial instruments selected may perform differently than expected, or from the market as a whole, as a result of a quantitative model’s component factors, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction, implementation and maintenance of the models (e.g., data problems, software issues, etc.). There can be no assurance that a quantitative model will achieve its objective or that the methodology employed by an investment strategy will eliminate exposure to downward trends and/or volatility in the markets or provide immediate exposure to upward trends and/or volatility in the markets.

WBI BullBear Trend Switch US 1000 Total Return ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which can negatively affect the Fund’s performance.

WBI BullBear Trend Switch US 1000 Total Return ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

WBI BullBear Trend Switch US 1000 Total Return ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk - The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. Additionally, debt securities with longer durations are expected to experience greater price movements than securities with shorter durations for the same change in prevailing interest rates. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high- yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

WBI BullBear Trend Switch US 1000 Total Return ETF | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High-Yield Securities Risk - The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security and changes in value based on public perception of the issuer. High-yield securities are inherently speculative.

WBI BullBear Trend Switch US 1000 Total Return ETF | Fundamental Business Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fundamental Business Risk - Companies with apparently attractive financial conditions and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

WBI BullBear Trend Switch US 1000 Total Return ETF | Exchange-Traded Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Note Risk - The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

WBI BullBear Trend Switch US 1000 Total Return ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk - Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor, and the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, APs or issuers of securities in which the Fund invests.

WBI BullBear Trend Switch US 1000 Total Return ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.

WBI BullBear Trend Switch US 1000 Total Return ETF | Equity Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs. By writing put options on equity securities, the Fund would give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

WBI BullBear Trend Switch US 1000 Total Return ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk - Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to complex tax qualification and compliance rules. In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

WBI BullBear Trend Switch US 1000 Total Return ETF | ETF And Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF and Other Investment Companies Risk - When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

WBI BullBear Trend Switch US 1000 Total Return ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk - The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

WBI BullBear Trend Switch US 1000 Total Return ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk - The Fund has a limited number of financial institutions that may act as APs to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, there may be a significantly diminished trading market for the Fund’s Shares and such Shares may trade at a discount to NAV and possibly face de-listing.

WBI BullBear Trend Switch US 1000 Total Return ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk - Either the stock market as a whole or the value of an investment held by the Fund may go down, resulting in a decrease in the market value or NAV of the Shares. For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Local, regional or global events such as war, acts of terrorism, sanctions, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

WBI BullBear Trend Switch US 1000 Total Return ETF | Trading Price Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Price Risk - Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

WBI BullBear Trend Switch US 1000 Total Return ETF | Shares Are Not Individually Redeemable Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares are Not Individually Redeemable - Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

WBI BullBear Trend Switch US 1000 Total Return ETF | Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk - The prices of bonds in the Fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and medium-sized companies. The Fund may invest in securities, directly or indirectly, that are susceptible to specific investment risks.

WBI BullBear Trend Switch US 1000 Total Return ETF | Trend Lag Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trend Lag Risk - Trend indicator signal changes pursuant to which Fund exposure and investments are determined, are designed to become effective in the Fund the business day following the indicator signal. As a result of this, the Fund may be exposed to downward trends and/or market volatility and may not achieve immediate exposure to upward trends and/or market volatility.

WBI BullBear Trend Switch US 1000 Total Return ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk - A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in futures contracts, swap agreements, forward contracts and options on securities, indices, and futures contracts. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
WBI BullBear Trend Switch US 1000 Total Return ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk - Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the OTC derivatives transactions. In those instances, another ETF holding such derivatives (in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

WBI BullBear Trend Switch US 1000 Total Return ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risk - The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the U.S. will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

WBI BullBear Trend Switch US 1000 Total Return ETF | Shares Of The Fund May Trade At Prices Other Than Nav Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV - There is no obligation by any market maker to make a market in the Fund’s shares or by any AP to submit creation or redemption orders. Decisions by market makers or APs to reduce or step away from the Fund in a time of market stress could inhibit the arbitrage process by which a relationship between the Fund’s NAV per share and the market trading price of the shares is maintained. Thus, reduced effectiveness of the arbitrage function could result in Fund shares trading at a discount to NAV per share and also with greater than normal intra-day bid/ask spreads.

WBI BullBear Trend Switch US 1000 Total Return ETF | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk - The Fund’s performance may be adversely impacted when interest rates fall because the Fund may be exposed, directly or indirectly, to lower-yielding bonds. This risk may increase as bonds in the Fund’s portfolio mature. Interest rate risk is typically greater with respect to exposure to long-term bonds (or long-term bond funds) and lower for short-term bonds (or short-term bond funds).

WBI BullBear Trend Switch US 1000 Total Return ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money in the Fund.
WBI BullBear Trend Switch US 1000 Total Return ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency, and may lose value.
WBI BullBear Trend Switch US 2000 Total Return ETF | Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Position Risk - If the Fund invests all or a substantial portion of its assets in cash or cash equivalents for extended periods of time, including when it is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective as the limited returns of cash or cash equivalents may lag other investment instruments.

WBI BullBear Trend Switch US 2000 Total Return ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk - An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment process and strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment process and strategies, including its models, stop loss and goal-setting process, do not produce the expected results, the market value or net asset value (“NAV”) of the Shares would decrease.

WBI BullBear Trend Switch US 2000 Total Return ETF | Quantitative Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Quantitative Model Risk - While the Fund’s principal investment strategy utilizes various quantitative models, the Fund’s portfolio managers exercise discretion with respect to portfolio transactions. To the extent various proprietary quantitative or investment models are used, securities or other financial instruments selected may perform differently than expected, or from the market as a whole, as a result of a quantitative model’s component factors, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction, implementation and maintenance of the models (e.g., data problems, software issues, etc.). There can be no assurance that a quantitative model will achieve its objective or that the methodology employed by an investment strategy will eliminate exposure to downward trends and/or volatility in the markets or provide immediate exposure to upward trends and/or volatility in the markets.

WBI BullBear Trend Switch US 2000 Total Return ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which can negatively affect the Fund’s performance.

WBI BullBear Trend Switch US 2000 Total Return ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

WBI BullBear Trend Switch US 2000 Total Return ETF | Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Sized Companies Risk - Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small- and medium-capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

WBI BullBear Trend Switch US 2000 Total Return ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk - The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. Additionally, debt securities with longer durations are expected to experience greater price movements than securities with shorter durations for the same change in prevailing interest rates. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high- yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

WBI BullBear Trend Switch US 2000 Total Return ETF | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High-Yield Securities Risk - The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security and changes in value based on public perception of the issuer. High-yield securities are inherently speculative.

WBI BullBear Trend Switch US 2000 Total Return ETF | Fundamental Business Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fundamental Business Risk - Companies with apparently attractive financial conditions and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

WBI BullBear Trend Switch US 2000 Total Return ETF | Exchange-Traded Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Note Risk - The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

WBI BullBear Trend Switch US 2000 Total Return ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk - Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor, and the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, APs or issuers of securities in which the Fund invests.

WBI BullBear Trend Switch US 2000 Total Return ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.

WBI BullBear Trend Switch US 2000 Total Return ETF | Equity Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs. By writing put options on equity securities, the Fund would give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

WBI BullBear Trend Switch US 2000 Total Return ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk - Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to complex tax qualification and compliance rules. In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

WBI BullBear Trend Switch US 2000 Total Return ETF | ETF And Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF and Other Investment Companies Risk - When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

WBI BullBear Trend Switch US 2000 Total Return ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk - The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

WBI BullBear Trend Switch US 2000 Total Return ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk - The Fund has a limited number of financial institutions that may act as APs to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, there may be a significantly diminished trading market for the Fund’s Shares and such Shares may trade at a discount to NAV and possibly face de-listing.

WBI BullBear Trend Switch US 2000 Total Return ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk - Either the stock market as a whole or the value of an investment held by the Fund may go down, resulting in a decrease in the market value or NAV of the Shares. For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Local, regional or global events such as war, acts of terrorism, sanctions, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

WBI BullBear Trend Switch US 2000 Total Return ETF | Trading Price Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Price Risk - Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

WBI BullBear Trend Switch US 2000 Total Return ETF | Shares Are Not Individually Redeemable Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares are Not Individually Redeemable - Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

WBI BullBear Trend Switch US 2000 Total Return ETF | Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk - The prices of bonds in the Fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and medium-sized companies. The Fund may invest in securities, directly or indirectly, that are susceptible to specific investment risks.

WBI BullBear Trend Switch US 2000 Total Return ETF | Trend Lag Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trend Lag Risk - Trend indicator signal changes pursuant to which Fund exposure and investments are determined, are designed to become effective in the Fund the business day following the indicator signal. As a result of this, the Fund may be exposed to downward trends and/or market volatility and may not achieve immediate exposure to upward trends and/or market volatility.

WBI BullBear Trend Switch US 2000 Total Return ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk - A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in futures contracts, swap agreements, forward contracts and options on securities, indices, and futures contracts. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
WBI BullBear Trend Switch US 2000 Total Return ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk - Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the OTC derivatives transactions. In those instances, another ETF holding such derivatives (in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

WBI BullBear Trend Switch US 2000 Total Return ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risk - The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the U.S. will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

WBI BullBear Trend Switch US 2000 Total Return ETF | Shares Of The Fund May Trade At Prices Other Than Nav Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV - There is no obligation by any market maker to make a market in the Fund’s shares or by any AP to submit creation or redemption orders. Decisions by market makers or APs to reduce or step away from the Fund in a time of market stress could inhibit the arbitrage process by which a relationship between the Fund’s NAV per share and the market trading price of the shares is maintained. Thus, reduced effectiveness of the arbitrage function could result in Fund shares trading at a discount to NAV per share and also with greater than normal intra-day bid/ask spreads.

WBI BullBear Trend Switch US 2000 Total Return ETF | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk - The Fund’s performance may be adversely impacted when interest rates fall because the Fund may be exposed, directly or indirectly, to lower-yielding bonds. This risk may increase as bonds in the Fund’s portfolio mature. Interest rate risk is typically greater with respect to exposure to long-term bonds (or long-term bond funds) and lower for short-term bonds (or short-term bond funds).

WBI BullBear Trend Switch US 2000 Total Return ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money in the Fund.
WBI BullBear Trend Switch US 2000 Total Return ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency, and may lose value.